21 Loans and Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 3,142,383	R$ 4,047,307	R$ 3,759,505
Loans and financing, percent	100.00%	100.00%
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 108,983	R$ 104,751
Loans and financing, percent	3.47%	2.59%
Foreign Currency [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 108,983	R$ 104,751
Loans and financing, percent	3.47%	2.59%
Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 3,033,400	R$ 3,942,556
Loans and financing, percent	96.53%	97.41%
Local Currency [Member] | CDI
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 676,720	R$ 1,410,479
Loans and financing, percent	21.54%	34.85%
Local Currency [Member] | TJLP
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 2,271,187	R$ 2,245,786
Loans and financing, percent	72.30%	55.49%
Local Currency [Member] | TR
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 2,202	R$ 4,842
Loans and financing, percent	0.07%	0.12%
Local Currency [Member] | IPCA
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 8,288	R$ 11,992
Loans and financing, percent	0.26%	0.30%
Local Currency [Member] | Without indexer (annual fixed rate)
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 75,003	R$ 269,457
Loans and financing, percent	2.36%	6.65%